Employee benefit plans - Reconciliation of Changes in Projected Benefit Obligation and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013		Mar. 31, 2012
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥ 234,399	¥ 242,490
Service cost	8,438	9,322		9,016
Interest cost	3,441	4,302		4,649
Actuarial gain	(2,697)	14,874
Benefits paid	(9,708)	(9,805)
Acquisition, divestitures and other	12	(26,784)	[1]
Projected benefit obligation at end of year	233,885	234,399		242,490
Change in plan assets:
Fair value of plan assets at beginning of year	191,674	159,652
Actual return on plan assets	14,317	20,915
Employer contributions	23,278	31,083
Benefits paid	(8,396)	(8,362)
Acquisition and divestitures		(11,614)	[1]
Fair value of plan assets at end of year	220,873	191,674		159,652
Funded status at end of year	(13,012)	(42,725)
Amounts recognized in the consolidated balance sheets	¥ (13,012)	¥ (42,725)

[1]	Decreased mainly because of a deconsolidation during the period.